Other liabilities and provisions	12 Months Ended
Dec. 31, 2021
Other liabilities and provisions
Other liabilities and provisions

21.  Other liabilities and provisions

	At December 31,
	2021	2020
	$’m	$’m
Other liabilities
Non-current	325	—
Provisions
Current	10	13
Non-current	18	20
	353	33

Other liabilities

As described in note 1 and resulting from the AMP Transfer, AGSA has a contingent right to receive up to 60.73 million Earnout Shares. The Earnout Shares are issuable by AMPSA to AGSA subject to attainment of certain stock price hurdles, with equal amounts of shares at $13, $15, $16.50, $18, and $19.50, respectively, over a five-year period from the 180th day following the closing of the Merger. In accordance with IAS 32 (Financial Instruments—Presentation), the arrangement has been assessed to determine whether the Earnout Shares represent a liability or an equity instrument. As the arrangement may result in AMPSA issuing a variable number of shares in the future, albeit capped at a total of 60.73 million shares, the Earnout Shares have, in accordance with the requirements of IAS 32, been recognized as a financial liability measured at fair value in the consolidated financial statements. A valuation assessment was performed for the purpose of determining the financial liability using a Monte Carlo simulation using key assumptions for: volatility (34%); risk-free rate; and traded closing AMPSA share price. The estimated valuation of the liability as of April 1 and December 31, 2021 were $284 million and $292 million, respectively. An increase or decrease in volatility of 5% would result in an increase or decrease in the liability as of December 31, 2021 of approximately $40 million. The initial recognition of the liability as of April 1, 2021, was reflected with a corresponding charge in other reserves. Any subsequent changes in the valuation have been reflected in net exceptional finance expense.

As further outlined in note 1, all warrants previously exercisable for the purchase of shares in Gores Holdings V were converted into AMPSA warrants exercisable for the purchase of shares in AMPSA at an exercise price of $11.50 over a five-year period after closing of the Merger. In accordance with IAS 32, those warrants have been recognized as a financial liability measured at fair value in the consolidated financial statements. The estimated valuation of the liability as of August 4 and December 31, 2021 were $41 million and $33 million, respectively. The initial recognition of the liability as of August 4, was reflected as part of the exceptional $205 million costs of the service for the listing of the AMPSA shares discussed in note 24. Any subsequent changes in the valuation have been reflected in net exceptional finance expense. The warrants issued to former public shareholders of Gores Holdings V (“Public Warrants”) were valued using the traded closing prices of the Gores Holdings V warrants upon initial recognition on August 4, 2021 and subsequently of the AMPSA warrants, respectively. For the warrants issued to the former sponsors (“Private Warrants”) a valuation was performed for the purpose of determining the financial liability. The valuation applied a Black Scholes model, using key assumptions for volatility (34%) and risk-free rate. Any increase or decrease in volatility of 5% would result in an increase or decrease in the fair value of the Private Warrants of approximately $1 million.

Provisions

Total
provisions
$’m
At January 1, 2020	17
Provided	23
Released	(5)
Paid	(3)
Exchange	1
At December 31, 2020	33
Provided	5
Released	(5)
Paid	(3)
Exchange	(2)
At December 31, 2021	28

Provisions relate mainly to probable environmental claims, customer quality claims and tax deferrals arising from the CARES Act. In addition to the aforementioned, provisions also includes non-current amounts in respect of annual, long term (three-year), cash bonus incentive programs for senior management of the Group, of approximately $14 million. Current amounts in respect of these long term incentive programs are included in trade and other payables.

The provisions classified as current are expected to be paid in the next twelve months. The timing of non-current provisions is subject to uncertainty.